Note 17 - Intangible assets Sensitivity analysis (Details)	Mar. 31, 2020 EUR (€)
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	€ (755,000,000)	[1]
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	270,000,000	[1]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	869,000,000	[1]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(235,000,000)	[1]
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(166,000,000)
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	23,000,000
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	183,000,000
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	€ (21,000,000)

[1]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years .